BANK OWNED LIFE INSURANCE	12 Months Ended
Dec. 31, 2011
BANK OWNED LIFE INSURANCE [Abstract]
BANK OWNED LIFE INSURANCE
NOTE 5:              BANK OWNED LIFE INSURANCE

In October 2009, the Company purchased $10 million of Bank owned life insurance on certain key members of management.  Such policies are recorded at their cash surrender value, or the amount that can be realized.  The increase in cash surrender value in excess of the single premium paid is reported as other noninterest income.  The balance at December 31, 2011 and 2010 was $10,770,887 and $10,449,630, respectively.